Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Entity Registrant Name	NEXSTAR MEDIA GROUP, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001142417
Document Period End Date	Oct. 29, 2026
Entity Emerging Growth Company	false
Entity File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	972
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ